CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	$ 453,852	¥ 3,246,995		¥ 3,153,852
Restricted cash	2,519	18,019		10,229
Total	$ 456,371	¥ 3,265,014	$ 442,263	¥ 3,164,081	¥ 1,896,662	¥ 362,451